Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
ICE BofA US 6-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.35%	2.57%	1.91%
A
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	2.37%	1.50%
IS
Prospectus [Line Items]
Average Annual Return, Percent		5.65%	2.49%	1.80%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.31%	1.41%	1.02%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.31%	1.44%	1.04%
SS
Prospectus [Line Items]
Average Annual Return, Percent		5.55%	2.39%	1.70%
R6
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	2.51%	1.78%

[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, US dollar-denominated, fixed-rate taxable bond market.
[2]	ICE BofA US 6-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.